Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income tax [abstract]
Significant components of income tax expense [Table Text Block]
Significant components of income tax expense
Full year
(in USD million) 2022 2021 2020
Current income tax expense in respect of

current year
(52,124) (21,271) (1,115)
Prior period adjustments (112) (28) 313
Current income tax expense (52,236) (21,299) (802)
Origination and reversal of temporary differences (2,136) (1,778) (648)
Recognition of previously unrecognised deferred

tax assets
4,401 126 130
Change in tax regulations 0 4 (12)
Prior period adjustments 110 (60) 94
Deferred tax income/(expense) 2,375 (1,708) (435)
Income tax (49,861) (23,007) (1,237)

Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Reconciliation of statutory tax rate to effective

tax rate
Full year
(in USD million)
2022 2021 2020
Income/(loss) before tax 78,604 31,583 (4,259)
Calculated income tax at statutory rate 1) (18,168) (7,053) 1,445
Calculated Norwegian Petroleum tax 2) (36,952) (17,619) (2,126)
Tax effect uplift
3)
259 914 1,006
Tax effect of permanent differences regarding divestments 417 90 (9)
Tax effect of permanent differences caused by functional currency different from tax currency 145 150 (198)
Tax effect of other permanent differences 403 228 450
Recognition of previously unrecognised deferred tax

assets
4) 4,401 126 130
Change in unrecognised deferred tax assets (34) 619 (1,685)
Change in tax regulations 0 4 (12)
Prior period adjustments (3) (88) 408
Other items including foreign currency effects (327) (378) (647)
Income tax (49,861) (23,007) (1,237)
Effective tax rate 63.4% 72.8% (29.0%)
The weighted average of statutory tax rates was 23.1 % in 2022, 22.3 % in 2021 and 33.9 % in 2020. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates.
2)

The Norwegian petroleum income is taxable at a tax rate of
71.8 % after deduction for 22 % corporate tax in the special petroleum tax basis.
3)

When calculating the petroleum tax of
71.8 % on income from the Norwegian continental shelf, an additional tax-free allowance
(uplift) was previously granted on the basis of the original capitalised cost of offshore production installations.
Previously, a 5.2
% uplift could be deducted from taxable income for a period of four years starting when the capital expenditure
was incurred. On 17 June 2022, the Norwegian Parliament adopted amendments to the Petroleum

Tax Act and converted the
special tax for petroleum activities to a cash flow tax. The amendments were effective 1 January 2022. Uplift deductions for
investments incurred after 1 January 2022 were discontinued. At year-end 2022, un-recognised uplift credits were zero , compared to USD 272

million at year-end 2021.
For 2020 and 2021, temporary rules enacted under the Covid-19 pandemic allowed direct deduction of the whole uplift at a rate
of 24
% in the year the capital expenditure was incurred. This rate was reduced to
17.69 % for 2022, and further reduced to 12.4%
on capital expenditures incurred on investments eligible under the temporary rules as from 2023.
4)

An amount of USD
4,401

million of previously un-recognised deferred tax assets was recognised in 2022, resulting in a lower
effective tax rate for 2022 compared to 2021. More than 90 % of the recognition relates to the US, that after a history of significant losses, is now recording profits. Projected future taxable income demonstrates that it is probable that the unused tax losses
carried forward can be utilised in the nearest future. The tax value of unused accumulated losses recognised as a deferred tax
asset in the US, amounts to USD 2,738

million at year-end 2022.
A 30 % decline in commodity prices, considered to represent a reasonably possible change, would have an immaterial impact on the recognised amount.

Deferred tax assets and liabilities [text block]
Deferred tax assets and liabilities comprise
(in USD million)
Tax losses
carried
forward
Property,
plant and
equipment

and
intangible
assets
Asset
retirement
obligations
Lease
liabilities Pensions Derivatives Other Total
Deferred tax assets 8,105 694 7,356 1,306 694 1,131 1,348 20,634
Deferred tax liabilities (28) (23,356) 0 (3) (12) (3) (411) (23,813)
Net asset/(liability) at 31 December
2022 8,077 (22,662) 7,356 1,303 682 1,128 937 (3,179)
Deferred tax assets 5,162 719 11,256 1,506 804 21 2,015 21,484
Deferred tax liabilities 0 (27,136) 0 0 (21) (1,453) (530) (29,140)
Net asset/(liability) at 31 December
2021 5,162 (26,417) 11,256 1,506 783 (1,432) 1,485 (7,655)

Changes in net deferred tax liability during the year [Table Text Block]
Changes in net deferred tax liability during

the year were as follows:
(in USD million) 2022 2021 2020
Net deferred tax liability at 1 January 7,655 6,250 5,530
Charged/(credited) to the Consolidated statement of income (2,375) 1,708 435
Charged/(credited) to Other comprehensive income 105 35 (19)
Acquisitions and disposals (968) 36 0
Foreign currency translation effects and other effects (1,239) (374) 304
Net deferred tax liability at 31 December 3,179 7,655 6,250

Disclosure of Net deferred tax assets and liabilities [Table Text Block]	At 31 December (in USD million) 2022 2021 Deferred tax assets 8,732 6,259 Deferred tax liabilities 11,996 14,037 Deferred tax assets reported in Assets classified as held for sale 85 122
Disclosure of unrecognised deferred tax assets [Table Text Block]
Unrecognised deferred tax assets
At 31 December
2022 2021
(in USD million)
Basis Tax Basis Tax
Deductible temporary differences 2,558 968 2,900 1,203
Unused tax credits 0 129 0 264
Tax losses carried forward 3,458 930 20,552 5,047
Total unrecognised deferred tax assets 6,016 2,027 23,452 6,514